MD&A - Capital management	12 Months Ended
Dec. 31, 2018
Disclosure MDA Capital Management [Line Items]
Disclosure Of Objectives Policies And Processes For Managing Capital Explanatory

Audited | An adequate level of total loss-absorbing capacity (TLAC) in accordance with both our internal assessment and regulatory requirements is a prerequisite to conducting our business activities.▲

Audited | We manage our balance sheet, RWA, LRD and TLAC ratio levels within our internal limits and targets and on the basis of our regulatory TLAC requirements. Our strategic focus is to achieve an optimal attribution and use of financial resources between our business divisions and Corporate Center, as well as between our legal entities, while remaining within the limits defined for the Group and allocated to the business divisions by the Board of Directors (BoD). These resource allocations, in turn, affect business plans and earnings projections, which are reflected in our capital plans.

The annual strategic planning process includes a capital-planning component that is key in defining medium- and longer-term capital targets. It is based on an attribution of Group RWA and LRD internal limits to the business divisions. Effective 1 January 2019, changes in resource allocation from Corporate Center to the business divisions will be reflected in the equity attribution to the business divisions, alongside other updates to the equity attribution framework.

  Refer to the “Significant accounting and financial reporting changes” section of this report for more information on the alignment of the equity attribution framework to the revised resource allocation methodology
  Refer to “Equity attribution and return on attributed equity” in this section for more information on how equity is attributed to our business divisions

Limits and targets are established at both the Group and business division levels, and are submitted to the BoD for approval at least annually. In the target-setting process, we take into account the current and potential future TLAC requirements, our aggregate risk exposure in terms of capital-at-risk, the assessment by rating agencies, comparisons with peers and the effect of expected accounting policy changes.▲

Audited | In 2018, we continued to focus on meeting the Swiss SRB capital requirements applicable as of 1 January 2020. Therefore, we executed a series of transactions, including:

  the issuance of USD 2.5 billion equivalent of high-trigger loss-absorbing additional tier 1 (AT1) capital instruments denominated in US dollars and Singapore dollars;
  the issuance of USD 3.4 billion equivalent of TLAC-eligible senior unsecured debt denominated in euros and Japanese yen, the issuance of USD 0.4 billion of high-trigger loss-absorbing AT1 capital instruments related to DCCP awards granted for the performance year 2018; and
  the call of USD 1.4 billion equivalent of low-trigger tier 2 capital instruments.▲

Regulatory capital and movement [text block]
Reconciliation of IFRS equity to Swiss SRB common equity tier 1 capital
USD million	31.12.18	31.12.17
Total IFRS equity	53,103	52,554
Equity attributable to non-controlling interests	(176)	(59)
Defined benefit plans, net of tax	0	0
Deferred tax assets recognized for tax loss carry-forwards	(6,107)	(5,947)
Deferred tax assets on temporary differences, excess over threshold	(586)	(879)
Goodwill, net of tax[1]	(6,514)	(6,646)
Intangible assets, net of tax	(251)	(220)
Compensation-related components (not recognized in net profit)	(1,652)	(1,662)
Expected losses on advanced internal ratings-based portfolio less provisions[2]	(368)	(650)
Unrealized (gains) / losses from cash flow hedges, net of tax	(109)	(360)
Unrealized own credit related to financial liabilities designated at fair value, net of tax, and replacement values	(397)	136
Unrealized gains related to debt instruments at fair value through OCI, net of tax	(4)	(198)[3]
Prudential valuation adjustments	(120)	(61)
Accruals for proposed dividends to shareholders	(2,648)	(2,501)
Other	(52)	8
Total common equity tier 1 capital	34,119	33,516
1 Includes goodwill related to significant investments in financial institutions of USD 176 million (31 December 2017: USD 359 million) presented on the balance sheet line “Investments in associates.” 2 From 1 January 2018, provisions have been calculated in accordance with IFRS 9. Provisions in prior periods have been calculated in accordance with International Accounting Standard (IAS) 39. 3 As of 31 December 2017 related to equity and debt instruments available for sale.

Audited | Our CET1 capital mainly consists of share capital, share premium, which primarily consists of additional paid-in capital related to shares issued, and retained earnings. A detailed reconciliation of IFRS equity to CET1 capital is provided in the “Reconciliation of IFRS equity to Swiss SRB common equity tier 1 capital” table.

Our CET1 capital increased by USD 0.6 billion to USD 34.1 billion as of 31 December 2018, mainly as a result of operating profit before tax, partly offset by accruals for capital returns to shareholders and our share repurchase program.

  Refer to “UBS shares” in this section for more information on the share repurchase program

Our loss-absorbing additional tier 1 (AT1) capital increased by USD 2.7 billion to USD 12.2 billion as of 31 December 2018, primarily due to the issuance of USD 2.5 billion equivalent of US dollar- and Singapore dollar-denominated AT1 capital instruments and a USD 0.4 billion increase related to Deferred Contingent Capital Plan (DCCP) awards granted for the performance year 2018, partly offset by currency effects.▲

Audited | Our total gone concern loss-absorbing capacity included USD 30.0 billion of TLAC-eligible senior unsecured debt, and increased by USD 0.1 billion to USD 37.5 billion as of 31 December 2018.▲

UBS AG
Disclosure MDA Capital Management [Line Items]
Disclosure Of Objectives Policies And Processes For Managing Capital Explanatory

Audited | An adequate level of total loss-absorbing capacity (TLAC) in accordance with both our internal assessment and regulatory requirements is a prerequisite to conducting our business activities.▲

Audited | We manage our balance sheet, RWA, LRD and TLAC ratio levels within our internal limits and targets and on the basis of our regulatory TLAC requirements. Our strategic focus is to achieve an optimal attribution and use of financial resources between our business divisions and Corporate Center, as well as between our legal entities, while remaining within the limits defined for the Group and allocated to the business divisions by the Board of Directors (BoD). These resource allocations, in turn, affect business plans and earnings projections, which are reflected in our capital plans.

The annual strategic planning process includes a capital-planning component that is key in defining medium- and longer-term capital targets. It is based on an attribution of Group RWA and LRD internal limits to the business divisions. Effective 1 January 2019, changes in resource allocation from Corporate Center to the business divisions will be reflected in the equity attribution to the business divisions, alongside other updates to the equity attribution framework.

  Refer to the “Significant accounting and financial reporting changes” section of this report for more information on the alignment of the equity attribution framework to the revised resource allocation methodology
  Refer to “Equity attribution and return on attributed equity” in this section for more information on how equity is attributed to our business divisions

Limits and targets are established at both the Group and business division levels, and are submitted to the BoD for approval at least annually. In the target-setting process, we take into account the current and potential future TLAC requirements, our aggregate risk exposure in terms of capital-at-risk, the assessment by rating agencies, comparisons with peers and the effect of expected accounting policy changes.▲

Audited | In 2018, we continued to focus on meeting the Swiss SRB capital requirements applicable as of 1 January 2020. Therefore, we executed a series of transactions, including:

  the issuance of USD 2.5 billion equivalent of high-trigger loss-absorbing additional tier 1 (AT1) capital instruments denominated in US dollars and Singapore dollars;
  the issuance of USD 3.4 billion equivalent of TLAC-eligible senior unsecured debt denominated in euros and Japanese yen, the issuance of USD 0.4 billion of high-trigger loss-absorbing AT1 capital instruments related to DCCP awards granted for the performance year 2018; and
  the call of USD 1.4 billion equivalent of low-trigger tier 2 capital instruments.▲

Regulatory capital and movement [text block]
Reconciliation of IFRS equity to Swiss SRB common equity tier 1 capital (UBS Group AG vs UBS AG consolidated)
	As of 31.12.18
USD million	UBS Group AG(consolidated)	UBS AG(consolidated)	Differences
Total IFRS equity	53,103	52,432	671
Equity attributable to preferred noteholders and non-controlling interests	(176)	(176)	1
Defined benefit plans	0	0	0
Deferred tax assets recognized for tax loss carry-forwards	(6,107)	(6,107)	0
Deferred tax assets on temporary differences, excess over threshold	(586)	(506)	(80)
Goodwill, net of tax	(6,514)	(6,514)	0
Intangible assets, net of tax	(251)	(251)	0
Compensation-related components (not recognized in net profit)	(1,652)		(1,652)
Expected losses on advanced internal ratings-based portfolio less provisions	(368)	(367)	(1)
Unrealized (gains) / losses from cash flow hedges, net of tax	(109)	(109)	0
Unrealized own credit related to financial liabilities designated at fair value, net of tax, and replacement values	(397)	(397)	0
Unrealized gains related to debt instruments at fair value through OCI, net of tax	(4)	(4)	0
Prudential valuation adjustments	(120)	(120)	0
Accruals for proposed dividends to shareholders	(2,648)	(3,250)	602
Other	(52)	(22)	(30)
Total common equity tier 1 capital	34,119	34,608	(489)